Statements of Operations - USD ($)	1 Months Ended	3 Months Ended											10 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expenses:
General and administrative expenses	$ 0	$ 232,904	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 232,904	$ 0
Loss from operations													0	(232,904)	0
Other income:
Interest income													0	78,624	0
Loss before taxes													0	(154,280)	0
Tax benefit (provision)													0	0	0
Net Loss	$ 0	$ (154,280)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (154,280)	$ 0
Basic and diluted loss per share:
Net loss per share available to common shares	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.00
Basic and diluted weighted average number of shares outstanding													6,037,500	8,812,791	6,037,500